Trade and other payables	12 Months Ended
Jun. 30, 2015
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
Note 8 - Trade and other payables

	2015	2014

Notes payable	$24,626,954	$13,073,063
Trade payables	6,658,065	19,658,604
Accruals	358,747	408,406
Other taxes payable	2,364,945	853,681
Other payables	11,270,658	1,857,056

	$45,279,369	$35,850,810